SHARE CAPITAL AND RESERVES (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares
SHARE CAPITAL AND RESERVES
Number of options outstanding, beginning | shares	5,945,332	13,410,000	13,410,000
Number of options Cancelled	0	(1,480,000)	(1,480,000)
Number of options Exercised	(133,332)	(6,214,668)	(6,214,668)
Number of options Expired	0	(60,000)	(60,000)
Number of options granted	100,000	290,000	290,000
Number of options outstanding, ending | shares	5,912,000	5,945,332	5,945,332
Weighted average exercise price outstanding, beginning	$ 0.102	$ 0.000
Weighted average exercise price Cancelled			$ 0.116
Weighted average exercise price Exercised | (per share)	0.095		0.000
Weighted average exercise price Expired			$ 0.120
Weighted average exercise price Granted	0.680	0.670
Weighted average exercise price outstanding, ending	$ 0.143	$ 0.102